Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Transparent Value Trust
Prospectus Date	rr_ProspectusDate	Jun. 11, 2012
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2012